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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number: 811-21734

Registrant Name: PIMCO Global StocksPLUS & Income Fund.

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna -
1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 3/31/06

Date of Reporting Period: 6/30/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

PIMCO GLOBAL STOCKSPLUS & INCOME FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
----------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                   Credit Rating
    (000)                                                                   (Moody's/S&P)           Value*
==========================================================================================================
U.S. GOVERNMENT AGENCY SECURITIES--41.0%
               Fannie Mae,
$        29       3.844%, 4/25/07, 1992-50 F, CMO, FRN                         Aaa/AAA        $     29,092
      4,419       4.044%, 1/1/34, FRN                                          Aaa/AAA           4,399,646
     14,960       5.50%, 4/1/25                                                Aaa/AAA          15,271,766
      2,381       5.50%, 11/1/34                                               Aaa/AAA           2,415,952
      1,782       5.50%, 1/1/35                                                Aaa/AAA           1,799,206
         26       6.50%, 6/1/31                                                Aaa/AAA              26,898
        348       6.50%, 9/1/31                                                Aaa/AAA             360,454
        722       6.50%, 11/1/31                                               Aaa/AAA             746,981
      1,060       6.50%, 7/1/32                                                Aaa/AAA           1,098,738
      1,548       6.50%, 9/1/32                                                Aaa/AAA           1,598,122
        801       6.50%, 10/1/33                                               Aaa/AAA             829,567
        874       6.50%, 12/1/33                                               Aaa/AAA             905,321
      1,916       6.95%, 8/25/21, 1991-96 K, CMO                               Aaa/AAA           2,014,679
      1,372       7.00%, 8/25/21, 1991-100 M, CMO                              Aaa/AAA           1,450,792
      1,916       7.00%, 9/25/21, 1991-105 L, CMO                              Aaa/AAA           2,024,708
      4,000    Federal Home Loan Bank, 8.30%, 2/27/12, FRN (a)                 Aaa/AAA           3,788,949
               Freddie Mac,
         72       3.80%, 7/15/08, 1551 JA, CMO, FRN                            Aaa/AAA              72,425
      4,107       6.00%, 5/1/30                                                Aaa/AAA           4,221,460
     25,474       6.00%, 5/1/34                                                Aaa/AAA          26,146,060
      1,000       6.50%, 4/15/24, 1722 PK, CMO                                 Aaa/AAA           1,054,667
     22,292       6.50%, 12/1/34                                               Aaa/AAA          23,095,872
     23,480       6.50%, 4/1/35                                                Aaa/AAA          24,326,396
     11,331       7.00%, 6/15/31, 2325 ZN, CMO                                 Aaa/AAA          11,691,348
                                                                                              ------------

               Total U.S. Government Agency Securities (cost--$129,695,568)                    129,369,099
                                                                                              ------------

ASSET-BACKED SECURITIES--25.5%
      1,369    ACE Securities Corp., 3.385%, 11/25/34, FRN                     Aaa/AAA           1,369,787
      4,884    American Residential Eagle Certificate Trust, 4.314%,
                  5/25/28, FRN                                                  NR/NR            4,887,810
      4,536    Ameriquest Mortgage Securities, Inc., 3.514%, 4/25/34, FRN      Aaa/AAA           4,538,566
        531    Block Mortgage Finance, Inc., 3.804%, 1/25/30, FRN              Aaa/AAA             530,486
               Centex Home Equity Co. LLC,
      4,399       3.384%, 3/25/35, FRN                                         Aaa/AAA           4,402,185
         88       3.614%, 9/25/33, FRN                                         Aaa/AAA              88,099
      1,305    Chase Funding Loan Acquisition Trust, 3.644%, 1/25/33, FRN      Aaa/AAA           1,307,915
      5,000    Conseco Finance Securitizations Corp., 6.09%, 9/1/33            Ba1/B-            5,068,810
               Countrywide Asset-Backed Certificates,
        132       3.464%, 10/25/23, FRN                                        Aaa/AAA             132,568
        313       3.594%, 4/25/34, FRN                                         Aaa/AAA             313,175
      3,000       3.814%, 5/25/35, FRN                                         Aa1/AA+           3,007,849
               Countrywide Home Equity Loan Trust,
        476       3.44%, 4/15/30, FRN                                          Aaa/AAA             476,416
        274       3.44%, 1/15/34, FRN                                          Aaa/AAA             274,808
        743       3.46%, 5/15/28, FRN                                          Aaa/AAA             744,138
        402       3.48%, 4/15/28, FRN                                          Aaa/AAA             401,822
      1,880    CS First Boston Mortgage Securities Corp., 5.164%,
                  8/25/32, FRN                                                  A2/A             1,898,506
         94    Equity One ABS, Inc., 3.474%, 7/25/34, FRN                      Aaa/AAA              93,667
        939    Fannie Mae Grantor Trust, 3.424%, 7/25/32, 2002-T7 A1, FRN      Aaa/AAA             939,211

PIMCO GLOBAL STOCKSPLUS & INCOME FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
----------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                   Credit Rating
    (000)                                                                   (Moody's/S&P)           Value*
==========================================================================================================
$     4,337    Fieldstone Mortgage Investment Corp., 3.434%, 3/25/35, FRN        Aaa/AAA      $  4,340,041
               First Franklin Mortgage Loan Asset Backed Certificates,
      4,608       3.394%, 3/25/35, FRN                                           NR/AAA          4,611,061
        100       3.494%, 3/25/35, FRN                                           Aaa/AAA           100,060
        369    Fremont Home Loan Trust, 3.514%, 2/25/34, FRN                     Aaa/AAA           369,646
               Green Tree Financial Corp.,
      1,716       6.53%, 4/1/30                                                  Baa3/NR         1,769,158
      3,942       6.81%, 12/1/27                                                 Baa3/A-         4,137,321
        301    Greenpoint Home Equity Loan Trust, 3.544%, 7/25/29, FRN           Aaa/AAA           301,306
        200    HFC Home Equity Loan Asset Backed Certificates, 3.81%,
                  10/20/32, FRN                                                  Aaa/AAA           200,763
      2,993    Home Equity Asset Trust, 3.674%, 8/25/33, FRN                     Aaa/AAA         3,006,566
      3,875    Lake Country Mortgage Loan Trust, 3.89%, 12/25/32, FRN
                  (a)(b)(c)(d)                                                   Aaa/AAA         3,875,000
               Long Beach Mortgage Loan Trust,
        150       3.574%, 7/25/34, FRN                                           Aaa/AAA           150,091
      2,000       3.696%, 6/25/35, FRN (a)(b)                                    Aa1/AA+         2,000,626
      3,000       4.264%, 3/25/32, FRN                                           Aa2/NR          3,034,850
      3,876       4.964%, 3/25/32, FRN                                           Baa1/NR         3,760,373
        350    Master Asset Backed Securities Trust, 3.734%, 3/25/35, FRN        Aa1/AA+           349,630
        311    Money Store Home Equity Trust, 3.37%, 8/15/29, FRN                Aaa/AAA           311,297
               Morgan Stanley ABS Capital I,
        430       3.394%, 3/25/35, FRN                                           Aaa/AAA           430,113
        256       3.414%, 1/25/35, FRN                                           Aaa/AAA           256,634
      2,000    Park Place Securities, Inc., 3.82%, 7/25/35, FRN (a)(c)           Aa1/AA+         2,000,626
        632    Renaissance Home Equity Loan Trust, 3.814%, 12/25/33, FRN         Aaa/AAA           635,755
               Residential Asset Mortgage Products, Inc.,
      2,239       3.654%, 11/25/33, FRN                                          Aaa/AAA         2,240,708
      3,500       3.84%, 6/25/35, FRN (a)(b)                                     Aa1/AA+         3,500,548
               Residential Asset Securities Corp.,
         73       3.564%, 3/25/30, FRN                                           Aaa/AAA            73,234
        772       3.634%, 11/25/33, FRN                                          Aaa/AAA           774,054
        167    Residential Funding Mortgage Securities II, 3.464%, 12/25/18,
                  FRN                                                            Aaa/AAA           166,891
         19    Saxon Asset Securities Trust, 3.714%, 12/25/32, FRN               Aaa/AAA            19,034
      1,319    Specialty Underwriting & Residential Finance, 3.464%,
                  10/25/35, FRN                                                  Aaa/AAA         1,319,710
      3,829    Structured Asset Investment Loan Trust, 3.434%, 2/25/35, FRN
                  (c)(d)                                                         Aaa/AAA         3,830,475
      1,573    Structured Asset Securities Corp., 3.604%, 1/25/33, FRN           Aaa/AAA         1,578,772
               Wachovia Asset Securitization, Inc.,
        259       3.564%, 11/25/33, FRN                                          Aaa/AAA           259,868
        477       3.744%, 12/25/32, FRN                                          Aaa/AAA           480,169
                                                                                              ------------

               Total Asset-Backed Securities (cost--$80,207,607)                                80,360,198
                                                                                              ------------

MORTGAGE-BACKED SECURITIES--17.4%
               Countrywide Alternative Loan Trust,
        371       3.714%, 3/25/34, CMO, FRN                                      Aaa/AAA           370,235
        750       6.25%, 9/25/34, CMO                                            Aaa/AAA           773,435
               Countrywide Home Loan Mortgage Pass Through Trust,
        405       3.714%, 8/25/18, CMO, FRN                                      NR/AAA            405,975
      2,179       3.774%, 9/25/34, CMO, FRN                                      Aaa/AAA         2,189,366
        476       3.814%, 3/25/34, CMO, FRN                                      Aaa/NR            475,824
               First Horizon Asset Securities, Inc.,
        265       3.814%, 3/25/18, CMO, FRN                                      NR/AAA            266,611
        204       5.278%, 12/27/32, CMO, FRN                                     Aaa/AAA           205,326

PIMCO GLOBAL STOCKSPLUS & INCOME FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
----------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                 Credit Rating
   (000)                                                                  (Moody's/S&P)             Value*
==========================================================================================================
$     1,169    First Republic Mortgage Loan Trust, 3.52%, 8/15/32, CMO,
                  FRN                                                        Aaa/AAA          $  1,170,141
      2,000    GMAC Commercial Mortgage Securities, Inc., 6.50%, 5/15/35,
                  CMO                                                         A3/A-              2,134,933
      6,913    GSMPS Mortgage Loan Trust, 7.00%, 6/25/43, CMO (d)             NR/NR              7,126,293
               Harborview Mortgage Loan Trust,
        144       3.53%, 3/19/35, CMO, FRN                                   Aaa/AAA               143,215
      2,421       5.078%, 11/19/34, CMO, FRN (a)                             Aaa/AAA             2,476,257
        759    Impac CMB Trust, 3.694%, 12/25/33, CMO, FRN                   Aaa/AAA               760,304
        770    Nomura Asset Acceptance Corp., 3.704%, 10/25/34, CMO, FRN     Aaa/AAA               773,571
        936    Provident Funding Mortgage Loan Trust, 4.055%, 4/25/34,
                  CMO, VRN                                                   Aaa/AAA               919,646
      1,124    Residential Asset Securitization Trust, 3.764%, 2/25/34,
                  CMO, FRN                                                    NR/AAA             1,123,932
      1,229    Residential Funding Mortgage Sec I, 3.714%, 7/25/18, CMO,
                  FRN                                                         NR/AAA             1,231,550
        154    SACO I, Inc., 7.00%, 8/25/36, CMO (a)(d)                       Aaa/NR               165,611
               Sequoia Mortgage Trust,
      2,973       3.233%, 7/20/33, CMO, FRN                                  Aaa/AAA             2,982,588
        790       3.64%, 10/20/27, CMO, FRN                                  Aaa/AAA               791,582
        670       3.66%, 10/20/27, CMO, FRN                                  Aaa/AAA               671,420
      3,311       3.899%, 8/20/34, CMO, FRN                                  Aaa/AAA             3,412,526
        377       4.226%, 9/20/32, CMO, FRN                                  Aaa/AAA               381,379
               Structured Asset Securities Corp.,
      3,980       3.434%, 3/25/35, CMO, FRN                                  Aaa/AAA             3,983,230
         63       3.564%, 10/25/34, CMO, FRN                                 Aaa/AAA                63,453
      5,000    Terwin Mortgage Trust , 3.45%, 6/25/36 (a)(b)                  NR/NR              5,001,565
               Washington Mutual, Inc.,
      1,452       3.345%, 1/25/45, CMO, FRN                                  Aaa/AAA             1,451,205
      1,364       3.385%, 10/25/44, CMO, FRN                                 Aaa/AAA             1,375,456
        908       3.423%, 5/25/33, CMO, VRN                                  Aaa/AAA               894,426
      2,616       3.465%, 1/25/45, CMO, FRN                                  Aaa/AAA             2,623,960
      1,362       3.584%, 12/25/27, CMO, FRN                                 Aaa/AAA             1,361,645
         67       3.624%, 4/25/35, CMO, VRN                                  Aaa/AAA                66,756
        352       3.746%, 8/25/42, CMO, FRN                                  Aaa/AAA               354,009
        100       3.904%, 6/25/42, CMO, FRN                                  Aaa/AAA               101,475
        437       4.137%, 1/25/33, CMO, FRN                                  Aaa/AAA               436,843
      1,815       4.556%, 2/25/33, CMO, FRN                                  Aaa/AAA             1,817,183
        500       4.585%, 4/25/35, CMO, VRN                                  Aaa/AAA               501,670
      3,769    Wells Fargo Mortgage Backed Securities Trust,
                  4.728%, 12/25/33, CMO, FRN                                  NR/AAA             3,739,022
                                                                                              ------------

               Total Mortgage-Backed Securities (cost--$54,688,929)                             54,723,618
                                                                                              ------------

CORPORATE BONDS & NOTES--4.4%
AIRLINES--2.0%
      2,500    American Airlines, Inc., 6.817%, 5/23/11, Ser. 01-1           Ba1/BB+             2,382,078
      1,656    Continental Airlines, Inc., 8.048%, 5/1/22, Ser. 00-1        Baa3/BBB+            1,665,957
      2,500    Northwest Airlines, Inc., 6.841%, 10/1/12, Ser. 01-1          Ba2/BBB-            2,422,370
                                                                                              ------------
                                                                                                 6,470,405
                                                                                              ------------
FINANCING--0.6%
      2,000    Ford Motor Credit Co., 5.70%, 1/15/10                         Baa2/BB+            1,846,472
                                                                                              ------------

PIMCO GLOBAL STOCKSPLUS & INCOME FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
----------------------------------------------------------------------------------------------------------
   Principal
    Amount                                                                   Credit Rating
    (000)                                                                    (Moody's/S&P)          Value*
==========================================================================================================
MULTI-MEDIA--0.2%
$        500   Emmis Communications Corp., 9.314%, 6/15/12, FRN (d)          B3/B-            $    511,250
                                                                                              ------------

OIL & GAS--1.6%
       4,000   Gazprom, 9.625%, 3/1/13                                       NR/BB-              4,916,000
                                                                                              ------------

               Total Corporate Bonds & Notes (cost--$13,663,742)                                13,744,127
                                                                                              ------------

SOVEREIGN DEBT OBLIGATIONS--3.3%
BRAZIL--1.9%
       5,000   Federal Republic of Brazil, 11.00%, 8/17/40                   B1/BB-              6,021,250
                                                                                              ------------

UKRAINE--1.4%
               Ukraine Government,
       2,000      6.875%, 3/4/11                                             B1/BB-              2,117,800
       2,000      7.65%, 6/11/13                                             B1/BB-              2,209,646
                                                                                              ------------
                                                                                                 4,327,446
                                                                                              ------------

               Total Sovereign Debt Obligations (cost--$10,230,540)                             10,348,696
                                                                                              ------------

SENIOR LOANS (c)(e)(f)--2.5%
AUTOMOTIVE PRODUCTS--0.3%
         500   Delphi Corp., 9.74%, 6/13/11                                                        513,125
         500   Goodyear Tire & Rubber Co., 5.89%, 4/30/10                                          500,134
                                                                                              ------------
                                                                                                 1,013,259
                                                                                              ------------

BUILDING/CONSTRUCTION--0.1%
               Masonite International Corp.,
         490      5.21%, 4/6/13, Term B                                                            489,226
          10      5.49%, 4/6/13, Term B                                                             10,635
                                                                                              ------------
                                                                                                   499,861
                                                                                              ------------

CHEMICALS--0.2%
         509   Kraton Polymers Group, 6.25%, 12/23/10                                              516,784
                                                                                              ------------

ENERGY--0.4%
         500   Coleto, Inc., 5.16%, 7/1/11, Term B                                                 510,312
               Covanta Energy,
         276      6/10/12(g)                                                                       279,187
         224      6/10/12, Term B (g)                                                              225,813
         333   Headwaters, Inc., 9.75%, 9/1/12, Term C                                             343,056
                                                                                              ------------
                                                                                                 1,358,368
                                                                                              ------------

ENTERTAINMENT--0.3%
         500   MGM Studios, 5.74%, 4/8/12, Term B                                                  502,344
               Warner Music Group,
         125      5.15%, 2/27/11, Term B                                                           126,308
         127      5.29%, 2/27/11, Term B                                                           127,584
         106      5.32%, 2/27/11, Term B                                                           106,886
         142      5.52%, 2/28/11, Term B                                                           142,972
                                                                                              ------------
                                                                                                 1,006,094
                                                                                              ------------

PIMCO GLOBAL STOCKSPLUS & INCOME FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
----------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                   Credit Rating
   (000)                                                                    (Moody's/S&P)           Value*
==========================================================================================================
FUNERAL SERVICE--0.1%
               Alderwoods Group, Inc.,
$       129       5.08%, 9/17/08, Term B                                                      $    130,555
         73       5.19%, 9/17/08, Term B                                                            73,899
        122       5.296%, 9/17/08, Term B                                                          123,165
          7       5.32%, 9/17/09, Term B                                                             6,668
        158       5.48%, 9/17/08, Term B                                                           160,115
                                                                                              ------------
                                                                                                   494,402
                                                                                              ------------

HEALTHCARE & HOSPITALS--0.2%
        500    Davita, Inc., 6/17/12, Term B (g)                                                   506,914

MANUFACTURING--0.2%
               Berry Plastics, Inc.,
          1       5.39%, 7/22/10                                                                     1,270
        499       5.60%, 6/30/10                                                                   506,917
                                                                                              ------------
                                                                                                   508,187
                                                                                              ------------

MULTI-MEDIA--0.2%
        500    CanWest Media, Inc., 5.47%, 8/1/09, Term E                                          505,417
                                                                                              ------------

OIL & GAS--0.2%
        500    Kerr-McGee Corp., 5.55%, 5/1/07                                                     503,813
                                                                                              ------------

UTILITIES--0.2%
               Reliant Energy, Inc.,
         37       4.895%, 4/30/10, Term B                                                           37,684
        463       5.068%, 4/30/10, Term B                                                          467,405
                                                                                              ------------
                                                                                                   505,089
                                                                                              ------------

WASTE DISPOSAL--0.1%
               Allied Waste Industries, Inc.,
        138       2.86%, 1/15/12                                                                   138,623
         69       5.17%, 1/15/12                                                                    69,297
         55       5.19%, 1/15/12                                                                    55,438
         55       5.37%, 1/15/12                                                                    55,438
        124       5.50%, 1/15/12                                                                   124,735
         58       5.52%, 1/15/12                                                                    58,201
                                                                                              ------------
                                                                                                   501,732
                                                                                              ------------

               Total Senior Loans (cost--$7,866,734)                                             7,919,920
                                                                                              ------------

SHORT-TERM INVESTMENTS -- 5.9%

U.S. TREASURY BILLS (h)--4.3%
     13,540    2.90%-2.93%, 9/1/05-9/15/05 (cost--$13,465,701)                                  13,453,229
                                                                                              ------------

COMMERCIAL PAPER--0.0%
FINANCING --0.0%
        100    HBOS Treasury Services plc, 3.255%, 9/7/05                       P-1/A-1+            99,358
        100    Danske Corp., 3.25%, 9/7/05                                      P-1/A-1+            99,358
                                                                                              ------------
               Total Commercial Paper (cost--$198,771)                                             198,716
                                                                                              ------------


PIMCO GLOBAL STOCKSPLUS & INCOME FUND SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
----------------------------------------------------------------------------------------------------------
  Principal
    Amount
    (000)                                                                                          Value*
==========================================================================================================
REPURCHASE AGREEMENT--1.6%
$      5,049   State Street Bank & Trust Co.,
               dated 6/30/05, 2.65%, due 7/1/05,
               proceeds $5,049,372; collateralized by
               Fannie Mae, 2.875%, 10/15/05, valued at $5,150,305
               including accrued interest (cost--$5,049,000)                                $   5,049,000
                                                                                            -------------

               Total Short-Term Investments (cost--$18,713,472)                                18,700,945
                                                                                            -------------

PUT OPTIONS PURCHASED (i)--0.0%

   Contracts
   ---------
               S&P 500 Index Futures, Chicago Mercantile Exchange,
         100      Strike price $1,145, expires 7/15/05                                             23,750
          50      Strike price $1,155, expires 7/15/05                                             16,875
         200      Strike price $1,160, expires 7/15/05                                             85,000
                                                                                            -------------
               Total Put Options Purchased (cost--$150,056)                                       125,625
                                                                                            -------------

               TOTAL INVESTMENTS BEFORE CALL OPTIONS WRITTEN
                  (cost--$315,216,648)--100.0%                                                315,292,228
                                                                                            -------------

CALL OPTIONS WRITTEN (i)--0.0%
               S&P 500 Index Futures, Chicago Mercantile Exchange,
        (344)     Strike price $1,220, expires 7/15/05
                  (premiums received--$1,142,367)                                                (137,600)
                                                                                            -------------

               TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN
              (cost--$314,074,281)--100.0%                                                  $ 315,154,628
                                                                                            -------------

NOTES TO SCHEDULE OF INVESTMENTS:

             *Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/ event occurs that may significantly impact the value of the security or financial instrument may be fair-valued, in good faith, pursuant to procedures established by the Board of Trustees. The Fund's investments in senior rate loans ("Senior Loans") are valued in accordance with guidelines established by the Board of Trustees. Under those guidelines, Senior Loans for which a secondary market exists will be valued by an independent pricing service. Other Senior Loans are valued at fair-value by Pacific Investment Management Company LLC (the "Sub-Advisor"), an affiliate of the Investment Manager, pursuant to procedures approved by the Board of Trustees. Such procedures include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants: (2) the term of the Senior Loan: (3) recent prices in the market of similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity, and (5) general economic and market conditions affecting the fair value of the Senior Loan. Other portfolio securities and financial instruments are valued by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures, and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when -issued or delayed-delivery basis are marked to market until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeds 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined weekly on the last business day of the week at the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange.

             (a)  Fair-valued security.

             (b) When-issued or delayed-delivery security. To be settled/delivered after June 30, 2005.

             (c)  Illiquid security.

             (d) 144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.

             (e) Private Placement. Restricted as to resale and may not have a readily available market.

             (f) These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of Senior Loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

             (g)  Unsettled security, coupon rate undetermined at June 30, 2005.


             (h) All or partial amount segregated as collateral for futures contracts, when-issued or delay-delivery securities.

             (i)  Non-income producing.

-------------

GLOSSARY:

ABS - Asset-Backed Securities

CMO - Collateralized Mortgage Obligation

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2005.

NR - Not Rated

VRN - Variable Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2005.

OTHER INVESTMENTS:
(a) Credit default swap contracts outstanding at June 30, 2005:

                                Notional                              Fixed
                              Amount Payable                         Payments      Unrealized
Swap Counterparty/              on Default           Termination    Received by   Appreciation
Referenced Debt Obligation        (000)                 Date           Fund      (Depreciation)
-----------------------------------------------------------------------------------------------
Credit Suisse First Boston
 Select Aggregate Market Index  $  8,000               3/20/09         2.30%        $71,279

J.P. Morgan
 Dow Jones CDX                     2,000               6/20/10         3.40%         18,244

Lehman Brothers
 Dow Jones CDX                    10,000               6/20/10         0.90%         51,940

Dow Jones CDX                      5,000               6/20/10         3.60%         79,838

Morgan Stanley
 Federal Republic
 of Brazil                         2,000               6/20/15         4.23%         13,262

Government of
 Mexico                            5,000               6/20/15         1.40%         (3,328)

Republic of Panama                 5,000               6/20/15         2.75%         88,213

Republic of Peru                   5,000               6/20/15         2.90%        124,285

Federation of
 Russia                            5,000               6/20/15         1.52%         48,282
                                                                                 ----------
                                                                                   $492,015
                                                                                 ==========

(b) Interest rate swap contracts outstanding at June 30, 2005:


                                                                            Rate Type
                                                                  -----------------------------
                                Notional                             Payments        Payments         Unrealized
       Swap                      Amount             Termination        made          Received        Appreciation
   Counterparty                  (000)                  Date          by Fund        by Fund         (Depreciation)
====================================================================================================================
Barclays Bank                   $500,000               6/13/07         3.98%      3 Month LIBOR        $(183,975)

Barclays Bank                    413,000               6/15/25         5.00%      3 Month LIBOR       (3,173,988)

Barclays Bank                     72,000               6/13/25     3 Month LIBOR       4.63%             572,098

Barclays Bank                     15,000               6/13/25     3 Month LIBOR       4.63%              48,612

Goldman Sachs                    830,000               6/15/25         5.25%      3 Month LIBOR      (17,541,469)

Goldman Sachs                    830,000                6/2/05     3 Month LIBOR       4.72%          16,833,025

Goldman Sachs                    413,000               6/13/25     3 Month LIBOR       4.63%           3,281,615
                                                                                                     -----------
                                                                                                     $  (164,082)
                                                                                                     -----------

(c) Total Return swap contracts outstanding at June 30, 2005:

       Swap                               Receive                                             Termination   # of       Unrealized
   Counterparty                        Total Return                           Pay                 Date    contracts   Appreciation
====================================================================================================================================
Credit Suisse First Boston    MSCI Daily Total Return Net EAFE    3-Month US$-LIBOR plus 0.23%   8/31/06    38,000    $1,253,812
                                                                                                                      ==========

EAFE - Europe and Australasia, Far East Equity Index
MSCI - Morgan Stanley Capital International

(d) Futures contracts outstanding at June 30, 2005:

                           Notional
                            Amount        Expiration       Unrealized
Type                        (000)            Date         Depreciation
================================================================================
Long: S&P 500 Index          $86            9/15/05         $546,017
                                                            ========